Derivative instruments and hedging activities - Schedule of derivative instruments in statement of financial position fair value (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2022	Mar. 31, 2022
Carrying amount of the hedged liabilities	¥ 2,504	¥ 2,075
Cumulative gains of fair value hedging adjustment included in the carrying amount of the hedged assets/liabilities	223	90
Cumulative amount of fair value hedging adjustment remaining for the liabilities which hedge accounting has been discontinued	1	0
Long-term borrowings [Member]
Carrying amount of the hedged liabilities	2,504	2,075
Cumulative gains of fair value hedging adjustment included in the carrying amount of the hedged assets/liabilities	223	90
Cumulative amount of fair value hedging adjustment remaining for the liabilities which hedge accounting has been discontinued	¥ 1	¥ 0